Schedule of investments
Delaware Ivy VIP Natural Resources
March 31, 2022 (Unaudited)
	Number of shares	Value (US $)
Common Stocks – 93.73%Δ
Australia − 4.34%
BHP Group	141,657	$ 5,460,521
		5,460,521
Brazil − 8.56%
ERO Copper †	218,659	3,202,533
Vale ADR	125,922	2,517,181
Wheaton Precious Metals *	106,052	5,045,954
		10,765,668
Canada − 8.33%
Hudbay Minerals	321,656	2,525,000
Li-Cycle Holdings *, †	210,530	1,778,978
Nutrien	40,565	4,218,354
Pan American Silver	71,899	1,962,320
		10,484,652
Hong Kong − 0.00%
China Metal Recycling Holdings †	1,900,000	0
		0
Ireland − 0.51%
Ardmore Shipping †	142,194	639,873
		639,873
Netherlands − 1.97%
Shell	90,361	2,476,679
		2,476,679
Norway − 3.23%
Equinor ADR	108,225	4,059,520
		4,059,520
South Africa − 3.23%
Anglo American	78,301	4,068,706
		4,068,706
United States − 63.56%
Archaea Energy †	120,165	2,635,218
Archer-Daniels-Midland	29,367	2,650,665
Arcosa	64,546	3,695,259
Bunge	31,046	3,440,207
CF Industries Holdings	31,471	3,243,401
Chesapeake Energy	60,770	5,286,990
Darling Ingredients †	22,521	1,810,238
Denbury †	59,166	4,648,673
Enviva	42,905	3,395,931
EOG Resources	26,031	3,103,676
EQT	168,863	5,810,576
Kimbell Royalty Partners	231,189	3,759,133
Louisiana-Pacific	27,188	1,688,919
Newmont	87,783	6,974,359
Occidental Petroleum	44,236	2,509,951
PBF Energy Class A †	87,760	2,138,711
Schlumberger	121,618	5,024,040
	Number of shares	Value (US $)
Common StocksΔ (continued)
United States (continued)
Spring Valley Acquisition Class A †	49,443	$ 517,668
Sunrun *, †	55,759	1,693,401
Unit *, †	26,154	1,609,779
Valaris †	45,520	2,365,674
Valero Energy	68,997	7,005,955
Weyerhaeuser	130,953	4,963,119
		79,971,543
Total Common Stocks (cost $102,973,490)		117,927,162

Closed-Ended Trust – 3.32%
Sprott Physical Uranium Trust *, †	277,920	4,186,085
Total Closed-Ended Trust (cost $3,392,305)		4,186,085

Short-Term Investments – 2.73%
Money Market Mutual Fund – 2.73%
State Street Institutional US Government Money Market Fund – Premier Class (seven-day effective yield 0.17%)	3,428,305	3,428,304
Total Short-Term Investments (cost $3,428,305)		3,428,304
Total Value of Securities Before Securities Lending Collateral−99.78% (cost $109,794,100)		125,541,551

Securities Lending Collateral – 4.01%
Money Market Mutual Fund − 4.01%
Dreyfus Institutional Preference Government Money Market Fund - Institutional Shares (seven-day effective yield 0.30%)	5,049,495	5,049,495
Total Securities Lending Collateral (cost $5,049,495)		5,049,495
Total Value of Securities−103.79% (cost $114,843,595)		130,591,046■
Obligation to Return Securities Lending Collateral — (4.01%)	(5,049,495)
Receivables and Other Assets Net of Liabilities — 0.22%	277,499
Net Assets Applicable to 24,982,855 Shares Outstanding — 100.00%	$125,819,050
Δ	Securities have been classified by country of risk.
NQ-IV074 [3/22] 5/22 (2218264)    1

Schedule of investments
Delaware Ivy VIP Natural Resources (Unaudited)
†	Non-income producing security.
*	Fully or partially on loan.
■	Includes $6,374,429 of securities loaned for which the counterparty pledged additional non-cash collateral valued at $1,606,916.
The following foreign currency exchange contract was outstanding at March 31, 2022:
Foreign Currency Exchange Contracts
Counterparty	Currency to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Depreciation
BNYM	CAD	381,166	USD	(305,338)	4/1/22	$(443)
The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The foreign currency exchange contract presented above represents the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.
Summary of abbreviations:
ADR – American Depositary Receipt
BNYM – Bank of New York Mellon
Summary of currencies:
CAD – Canadian Dollar
USD – US Dollar
2    NQ-IV074 [3/22] 5/22 (2218264)